Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Sep. 30, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Oct. 01, 2014
Flexible Credit Fund | Class A
Risk/Return:
Trading Symbol	SHNAX
Flexible Credit Fund | Class B
Risk/Return:
Trading Symbol	SHNBX
Flexible Credit Fund | Class C
Risk/Return:
Trading Symbol	SHNCX
Flexible Credit Fund | Class W
Risk/Return:
Trading Symbol	SHNWX